GENERAL (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL
Summary of licenses

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/ 12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/ 16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/ 2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/ 02/2020	Data communication system services	August 3, 2020
License to operate IPTV service provider	022/KEP/M.KOMINFO/ 02/2021	Multimedia IPTV service provider	February 25, 2021
License of electronics money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronics money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/ 02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/ 02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/ 02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/ 02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

Summary of Boards of Commissioners and Directors

	2021	2022
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Commissioner	Arya Mahendra Sinulingga	Arya Mahendra Sinulingga
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Isa Rachmatarwata	Isa Rachmatarwata
Commissioner	Ismail	Ismail
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Independent Commissioner	Bono Daru Adji	Bono Daru Adji
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Abdi Negara Nurdin	Abdi Negara Nurdin
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Finance and Risk Management	Heri Supriadi	Heri Supriadi
Director of Digital Business	Muhamad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Strategic Portfolio	Budi Setyawan Wijaya	Budi Setyawan Wijaya
Director of Enterprise & Business Service*	Edi Witjara	F.M. Venusiana R.
Director of Wholesale & International Services	Bogi Witjaksono	Bogi Witjaksono
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Network & IT Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Consumer Service	F.M. Venusiana R.	F.M. Venusiana R.
*

On July 8, 2022, Mr. Edi Witjara was appointed as President Director of PT Industri Telekomunikasi Indonesia (Persero) and based on the Company's Board of Commissioners Letter No. 073/SRT/DK/2022 dated July 11, 2022, Mrs. F.M. Venusiana R. was appointed as Temporary Replacement Officer for Director of Enterprise & Business Service, whose term of service has been extended based on the Letter of the Company's Board of Commissioners No. 167/SRT/DK/2022 dated December 6, 2022 regarding the Extension of Term of Service for Mrs. F.M. Venusiana R. as Officer (PLT) for Director of Enterprise & Business Service.

Summary of Audit Committee, Corporate Secretary, and Internal Audit

	2021	2022
Chairman	Bono Daru Adji	Bono Daru Adji
Member	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Member	Wawan Iriawan	Wawan Iriawan
Member	Abdi Negara Nurdin	Abdi Negara Nurdin
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Edy Sihotang	Edy Sihotang
Corporate Secretary*	Andi Setiawan	R. Achmad Faisal
Internal Audit	Harry Suseno Hadisoebroto	Daru Mulyawan
*	On January 2, 2023, Mr. R. Achmad Faisal was replaced by Mr. Edwin Julianus Sebayang as Corporate Secretary.

Summary of direct subsidiaries

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2021	2022	2021	2022
PT Telekomunikasi Selular ("Telkomsel")	Mobile telecommunication networks and service	1995	65	65	100,113	100,085
PT Dayamitra Telekomunikasi Tbk. ("Mitratel")	Leasing of towers and other telecommunication services	1995	72	72	57,699	56,050
PT Multimedia Nusantara ("Metra")	Network telecommunication services and multimedia	1998	100	100	18,748	18,740
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	10,139	13,949
PT Sigma Cipta Caraka ("Sigma"), previously consolidated under Metra	Consultation service of hardware, computer software, and data center	1988	100	100	5,054	8,491
PT Telkom Satelit Indonesia ("Telkomsat")	Telecommunication - provides satellite communication system and its related services and infrastructures	1996	100	100	5,511	6,463
PT Graha Sarana Duta ("GSD")	Developer, trade, service, and transportation	1982	100	100	5,881	5,845
PT Telkom Akses ("Telkom Akses")	Construction, service and trade in the field of telecommunication	2013	100	100	4,973	5,308
PT Telkom Data Ekosistem ("TDE"), previously was PT Sigma Tata Sadaya	Data center	1996	100	100	3,411	3,189
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	1,640	1,731
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Construction, service and trading in the field of telecommunication	2014	100	100	1,259	1,360
PT PINS Indonesia (“PINS”)	Telecommunication construction and services	1995	100	100	1,589	797
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

All direct subsidiaries are domiciled in Indonesia.

Summary of immediate indirect subsidiaries

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2021	2022	2021	2022
PT Metra Digital Investama (“MDI”)	Trading service related to information and technology, multimedia, entertainment, and investment	2013	100	100	5,784	9,019
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	3,272	3,678
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	2,998	2,981
PT Infomedia Nusantara (“Infomedia”)	Data and information service - provides telecommunication information services and other information services in the form of print and electronic media and call center services	1984	100	100	2,350	2,267
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	2,139	2,100
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,097	1,401
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,294	1,248
PT Nuon Digital Indonesia ("Nuon"), previously was PT Melon Indonesia	Digital content exchange hub services	2010	100	100	1,187	1,199
PT Metra Digital Media (“MD Media”)	Telecommunication information and other information services	2013	100	100	1,207	986
PT Telkomsel Mitra Inovasi ("TMI")	Business management consulting and investment services	2019	100	100	692	945
Telekomunikasi Indonesia International (TL) S.A. (“Telkomcel”), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	708	836
PT Telkomsel Ekosistem Digital ("TED")	Provides service related to information and technology, multimedia, entertainment, and investment	2021	100	100	197	807
PT Administrasi Medika (“Ad Medika”)	Health insurance administration services	2002	100	100	543	632
TS Global Network Sdn. Bhd. ("TSGN"), domiciled in Malaysia	Satellite services	1996	70	70	596	566
PT Swadharma Sarana Informatika ("SSI")	Cash replenishment services and ATM maintenance	2001	51	51	485	457
PT Digital Aplikasi Solusi (“Digiserve”)	Communication system services	2014	100	100	389	384
Telekomunikasi Indonesia International Inc. (“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	191	294
PT Nusantara Sukses Investasi ("NSI")	Service and trading	2014	100	100	313	289
PT Graha Yasa Selaras (“GYS”)	Tourism service	2012	51	51	283	285
PT Nutech Integrasi ("Nutech")	System integrator service provider	2001	60	60	198	273
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	205	191
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	170	173
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (”Telin Malaysia”), domiciled in Malaysia	Telecommunication and information services	2013	70	70	27	125
PT Media Nusantara Data Global ("MNDG")	Consultation services	2012	55	55	119	116
PT Bosnet Distribution Indonesia (“BDI”)	Trade and consultation services	2012	60	60	36	36
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	26	34
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	45	33
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	34	33
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2012	60	60	61	30
PT Teknologi Data Infrastruktur (“TDI”), previously was PT Satelit Multimedia Indonesia	Telecommunication service and data centre	2013	100	100	10	7

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

Schedule of Non controlling ownership transactions

Proceeds from IPO of 28.13% ownership interests	18,463
Net assets attributable to non-controlling interests	(9,375)
Increase in equity attributable to parent company	9,088